UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal St.

Boston, MA 02110

(Address of principal executive offices) (Zip code)

c/o SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Copies to:

Richard W. Grant, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2010

Date of reporting period: December 31, 2009

Item 1. Reports to Stockholders.

SEI Liquid Asset Trust

Semi-Annual Report as of December 31, 2009

Prime Obligation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT (A) — 40.8%
Allied Irish Banks
1.000%, 01/08/10	$11,000	$11,000
1.000%, 01/11/10	10,000	10,000
1.000%, 01/13/10	14,000	14,000
Banco Bilbao Vizcaya Argentaria
0.310%, 01/21/10	5,000	5,000
0.310%, 01/25/10	4,000	4,000
0.310%, 01/25/10	8,000	8,000
0.270%, 01/29/10	8,000	8,000
0.235%, 02/01/10	5,000	5,000
0.290%, 02/26/10	4,000	4,000
0.275%, 02/26/10	4,000	4,000
0.275%, 03/02/10	1,000	1,000
0.290%, 03/03/10	5,000	5,000
0.280%, 03/10/10	2,000	2,000
Bank of Ireland
0.920%, 01/14/10	20,700	20,700
Bank of Tokyo-Mitsubishi
0.240%, 02/09/10	9,000	9,000
0.240%, 03/02/10	6,000	6,000
0.240%, 03/04/10	7,000	7,000
0.205%, 03/05/10	4,000	4,000
Barclays Bank
0.590%, 03/05/10	4,000	4,000
0.575%, 03/15/10	1,000	1,000
0.450%, 04/27/10	9,000	9,000
0.440%, 05/07/10	28,000	28,000
BNP Paribas
0.230%, 02/16/10	10,000	10,000
0.230%, 03/09/10	2,000	2,000
0.230%, 03/10/10	7,000	7,000
0.320%, 04/19/10	20,000	20,000
Credit Agricole
0.200%, 02/01/10	4,000	4,000
0.250%, 02/17/10	7,000	7,000
Credit Industriel et Commercial
0.395%, 03/18/10	14,000	14,000
0.370%, 03/26/10	17,000	17,000
Dexia Credit
0.360%, 01/19/10	23,000	23,000
0.350%, 01/25/10	10,000	10,000
HSBC
0.325%, 03/29/10	2,000	2,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
National Australia Bank
0.430%, 01/12/10	$2,000	$2,000
0.400%, 02/05/10	5,000	5,000
Natixis
0.230%, 01/19/10	6,000	6,000
0.240%, 02/03/10	12,000	12,000
Rabobank Nederland
0.490%, 01/15/10	5,000	5,001
0.350%, 03/24/10	4,000	4,000
Royal Bank of Canada
0.400%, 11/11/10	1,000	1,000
Societe Generale
0.260%, 02/17/10	20,000	20,000
0.250%, 03/01/10	3,000	3,000
Sumitomo Mitsui Banking
0.300%, 01/11/10	500	500
0.250%, 01/26/10	21,000	21,000
0.250%, 02/11/10	3,500	3,500
Svenska Handelsbanken
0.230%, 02/10/10	6,000	6,000
Toronto Dominion Bank
0.450%, 01/07/10	5,000	5,000
0.250%, 01/25/10	1,000	1,000
0.400%, 02/08/10	1,000	1,000
0.330%, 03/18/10	3,000	3,000
UBS
0.340%, 04/30/10	4,000	4,000
0.520%, 05/19/10	20,000	20,000
0.460%, 05/27/10	6,000	6,000
0.480%, 05/28/10	8,000	8,000
0.420%, 06/14/10	8,000	8,000

Total Certificates of Deposit (Cost $430,701) ($ Thousands)		430,701

COMMERCIAL PAPER (A) (B) — 35.6%
American Honda Finance
0.210%, 02/16/10	4,000	3,999
0.190%, 02/18/10	2,000	2,000
0.190%, 03/02/10	1,000	1,000
Atlantis One Funding (C)
0.280%, 01/25/10	4,000	3,999
0.330%, 04/06/10	3,000	2,997
Australia & New Zealand Banking Group (C)
0.371%, 01/19/10	11,000	10,998
0.401%, 02/08/10	1,000	1,000
Barton Capital (C)
0.270%, 01/07/10	2,000	2,000
0.270%, 01/19/10	2,000	2,000
0.277%, 01/22/10	3,000	3,000
0.250%, 02/02/10	3,000	2,999
0.260%, 02/03/10	7,000	6,998
0.240%, 02/05/10	2,000	2,000
BNZ International Funding (C)
0.270%, 02/02/10	2,000	2,000
0.260%, 03/01/10	2,000	1,999
0.250%, 03/12/10	4,000	3,998
CAFCO (C)
0.150%, 01/04/10	2,000	2,000

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2009	1

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Cancara Asset Securitisation (C)
0.320%, 01/04/10	$8,000	$8,000
0.300%, 01/11/10	2,000	2,000
0.280%, 01/25/10	11,000	10,998
Chariot Funding (C)
0.150%, 01/07/10	2,000	2,000
Citibank Credit Card Issuance Trust (C)
0.160%, 01/05/10	1,000	1,000
Citigroup Funding
0.250%, 01/15/10	6,000	5,999
Coca-Cola
0.180%, 03/17/10	15,000	14,994
0.200%, 04/13/10	3,000	2,998
E.ON (C)
0.310%, 01/13/10	2,000	2,000
0.260%, 02/12/10	2,000	1,999
Edison Asset Securitization (C)
0.230%, 01/26/10	8,000	7,999
0.230%, 02/05/10	2,000	2,000
0.210%, 03/09/10	1,000	1,000
0.210%, 03/11/10	10,000	9,996
0.210%, 03/16/10	3,000	2,999
0.210%, 03/29/10	2,000	1,999
Fairway Finance (C)
0.250%, 01/05/10	3,000	3,000
0.220%, 02/01/10	1,000	1,000
0.200%, 03/02/10	8,000	7,997
FCAR Owner Trust
0.400%, 01/07/10	1,000	1,000
0.510%, 01/08/10	2,000	2,000
0.400%, 01/20/10	4,000	3,999
0.400%, 01/21/10	9,000	8,998
0.400%, 01/22/10	7,000	6,998
0.380%, 02/01/10	1,000	1,000
Gemini Securitization (C)
0.200%, 03/01/10	6,000	5,998
0.200%, 03/04/10	4,000	3,999
General Electric Capital
0.240%, 02/16/10	6,000	5,998
0.240%, 02/17/10	4,000	3,999
0.240%, 03/24/10	2,000	1,999
0.240%, 04/08/10	2,000	1,999
0.240%, 04/12/10	6,000	5,996
0.300%, 04/16/10	4,000	3,997
0.220%, 04/20/10	8,000	7,995
Grampian Funding (C)
0.380%, 01/19/10	24,000	23,995
0.310%, 03/03/10	7,000	6,996
ING US Funding
0.300%, 02/05/10	3,000	2,999
Johnson & Johnson (C)
0.200%, 06/10/10	4,000	3,996
Liberty Street Funding (C)
0.220%, 02/22/10	2,000	1,999
0.200%, 03/12/10	1,000	1,000
LMA Americas (C)
0.170%, 01/29/10	3,900	3,899
Matchpoint Master Trust (C)
0.160%, 01/27/10	3,000	3,000
0.312%, 05/10/10	7,000	6,992
0.300%, 05/25/10	1,000	999

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MetLife Short-Term Funding (C)
0.391%, 02/16/10	$1,000	$1,000
0.430%, 02/19/10	1,000	999
0.401%, 03/03/10	2,000	1,999
0.421%, 03/08/10	2,000	1,998
0.401%, 03/09/10	1,000	999
0.390%, 03/23/10	1,000	999
Old Line Funding (C)
0.260%, 02/11/10	2,000	1,999
0.200%, 03/02/10	2,000	1,999
0.195%, 03/08/10	2,000	1,999
Royal Park Funding (C)
0.230%, 03/23/10	6,000	5,997
0.230%, 03/24/10	4,000	3,998
Royal Park Investments Funding
0.240%, 04/07/10	7,000	6,996
Santander Central Hispano Finance
0.310%, 04/30/10	3,000	2,997
Sheffield Receivables (C)
0.270%, 01/06/10	3,000	3,000
Societe de Prise de Participation de l’Etat
0.160%, 02/25/10	4,000	3,999
0.203%, 02/26/10	7,000	6,998
0.200%, 03/02/10	5,000	4,998
0.246%, 05/27/10	1,000	999
Societe Generale North America
0.100%, 01/04/10	9,000	9,000
Starbird Funding (C)
0.200%, 03/04/10	5,000	4,998
Straight-A Funding (C)
0.100%, 01/07/10	2,000	2,000
0.180%, 02/02/10	2,000	2,000
Thunder Bay Funding (C)
0.100%, 01/05/10	1,000	1,000
0.200%, 03/09/10	2,000	1,999
Total Capital Canada (C)
0.190%, 03/04/10	2,000	1,999
Toyota Credit Canada
0.240%, 02/03/10	2,000	2,000
0.230%, 04/05/10	1,000	999
0.240%, 04/07/10	1,000	999
Toyota Financial Services de Puerto Rico
0.210%, 03/05/10	2,000	1,999
0.240%, 04/05/10	1,000	999
Toyota Motor Credit
0.200%, 03/03/10	5,000	4,998
0.200%, 03/17/10	5,000	4,998
0.200%, 03/18/10	6,000	5,997
Variable Funding Capital (C)
0.401%, 01/28/10	10,000	9,997

Total Commercial Paper (Cost $376,770) ($ Thousands)		376,770

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.8%
FFCB (D)
0.194%, 01/20/10	5,000	5,000

2	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund(Continued)

December 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FHLB (D)
0.091%, 10/29/10	$4,000	$4,000
0.075%, 11/05/10	8,000	7,998
FHLB DN
0.512%, 01/12/10	6,000	5,999
FHLMC (D)
0.303%, 01/07/10	17,200	17,205
0.331%, 01/30/10	1,000	1,003
0.141%, 02/01/10	11,000	11,001
0.327%, 03/09/10	30,000	30,079

Total U.S. Government Agency Obligations (Cost $82,285) ($ Thousands)		82,285

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bill (B)
0.200%, 07/01/10	4,000	3,996
U.S. Treasury Note
2.000%, 09/30/10	7,000	7,083

Total U.S. Treasury Obligations (Cost $11,079) ($ Thousands)		11,079

MUNICIPAL BONDS (D) — 0.8%

Colorado — 0.2%
Colorado Housing & Finance Authority, RB
0.330%, 01/06/10	585	585
0.230%, 01/06/10	1,000	1,000
0.200%, 01/06/10	1,000	1,000

		2,585

Connecticut — 0.1%
Connecticut Housing & Finance Authority, Sub-Ser A-5, RB
0.230%, 01/07/10	600	600

Iowa — 0.4%
Iowa Finance Authority, Ser M, RB
0.220%, 01/07/10	1,000	1,000
Iowa Finance Authority, Ser C, RB
0.230%, 01/07/10	2,850	2,850

		3,850

Texas — 0.1%
State of Texas, Ser B, GO
0.250%, 01/07/10	1,100	1,100

Total Municipal Bonds
(Cost $8,135) ($ Thousands)		8,135

CORPORATE OBLIGATIONS — 0.2%
Credit Suisse
4.125%, 01/15/10	1,000	1,001
General Electric Capital MTN
7.375%, 01/19/10	1,000	1,004

Total Corporate Obligations (Cost $2,005) ($ Thousands)		2,005

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (E) — 13.8%
Barclays Capital 0.213%, dated 12/31/09, to be repurchased on 01/04/10, repurchase price $10,000,236 (collateralized by a corporate obligation, par value $9,012,773, 7.950%, 06/15/18, with a total market value $10,500,001)	$10,000	$10,000
BNP Paribas 0.213%, dated 12/31/09, to be repurchased on 01/04/10, repurchase price $6,000,142 (collateralized by various corporate obligations, ranging in par value $2,237,651-$3,659,351, 4.250%-6.500%, 02/15/15-01/31/19, with a total market value $6,300,000)	6,000	6,000
BNP Paribas 0.000%, dated 12/31/09, to be repurchased on 01/04/10, repurchase price $61,673,000 (collateralized by various FHLMC/FNMA obligations, ranging in par value $7,366,029- $49,500,000, 2.522%-6.112%, 07/01/36-06/01/37, with a total market value $62,906,460)	61,673	61,673
Citigroup Global Markets (F) 0.370%, dated 12/10/09, to be repurchased on 01/15/10, repurchase price $5,001,850 (collateralized by a FHLMC obligation, par value $5,101,000, 0.000%, 02/05/10, with a total market value $5,100,490)	5,000	5,000
Deutsche Bank 0.263%, dated 12/31/09, to be repurchased on 01/04/10, repurchase price $8,000,233 (collateralized by a corporate obligation, par value $8,106,944, 5.000%, 02/15/15, with a total market value $8,400,001)	8,000	8,000
Deutsche Bank (F) 0.280%, dated 11/04/09, to be repurchased on 01/15/10, repurchase price $2,001,120 (collateralized by a corporate obligation, par value $2,060,421, 0.000%, 01/13/10, with a total market value $2,060,125)	2,000	2,000
Deutsche Bank (F) 0.310%, dated 10/30/09, to be repurchased on 01/29/10, repurchase price $1,000,784 (collateralized by various corporate obligations, ranging in par value $1,682-$1,038,944, 0.000%-0.861%, 01/13/10-07/28/11, with a total market value $1,049,968)	1,000	1,000
Goldman Sachs (F) 0.400%, dated 11/18/09, to be repurchased on 02/23/10, repurchase price $2,002,156 (collateralized by a corporate obligation, par value $2,357,247, 5.400%, 02/15/12, with a total market value $2,100,000)	2,000	2,000

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2009	3

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Goldman Sachs (F) 0.440%, dated 11/02/09, to be repurchased on 02/05/10, repurchase price $5,005,805 (collateralized by various corporate obligations, ranging in par value $1,557,308-$4,445,564, 5.400%-5.250%, 01/15/12-01/10/13, with a total market value $5,250,000)	$5,000	$5,000
Goldman Sachs (F) 0.440%, dated 10/28/09, to be repurchased on 02/02/10, repurchase price $5,005,928 (collateralized by a corporate obligation, par value $6,339,942, 5.250%, 01/10/13, with a total market value $5,250,000)	5,000	5,000
JPMorgan Chase (F) 0.310%, dated 12/14/09, to be repurchased on 01/25/10, repurchase price $2,000,723 (collateralized by a corporate obligation, par value $1,790,000, 6.500%, 12/15/18, with a total market value $2,100,547)	2,000	2,000
JPMorgan Chase 0.163%, dated 12/31/09, to be repurchased on 01/04/10, repurchase price $14,000,253 (collateralized by various corporate obligations, ranging in par value $2,810,000-$11,635,000, 0.030%-0.180%, 01/14/10-02/05/10, with a total market value $14,423,624)	14,000	14,000
JPMorgan Chase 0.213%, dated 12/31/09, to be repurchased on 01/04/10, repurchase price $9,000,213 (collateralized by various corporate obligations, ranging in par value $300,000-$2,575,000, 0.000%-7.900%, 06/15/10-10/15/19, with a total market value $9,454,030)	9,000	9,000
Morgan Stanley 0.163%, dated 12/31/09, to be repurchased on 01/04/10, repurchase price $1,000,018 (collateralized by a corporate obligation, par value $1,031,086, 0.000%, 05/21/10, with a total market value $1,030,000)	1,000	1,000
RBS 0.213%, dated 12/31/09, to be repurchased on 01/04/10, repurchase price $8,000,189 (collateralized by a corporate obligation, par value $8,310,000, 0.000%, 01/06/10, with a total market value $8,244,587)	8,000	8,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
UBS 0.163%, dated 12/31/09, to be repurchased on 01/04/10, repurchase price $6,000,108 (collateralized by various corporate obligations, ranging in par value $150,000-$6,371,000, 0.000%, 10/01/13-05/01/17, with a total market value $6,303,906)	$6,000	$6,000

Total Repurchase Agreements (Cost $145,673) ($ Thousands)		145,673

Total Investments — 100.0% (Cost $1,056,648) ($ Thousands)		$1,056,648

Percentages are based on Net Assets of $1,056,806 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on December 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement

(F)	Securities considered illiquid. The total value of such securities as of December 31, 2009 was $22,000 ($ Thousands) and represents 2.08% of net assets.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

4	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2009

Statement of Assets and Liabilities ($ Thousands)

as of December 31, 2009 (Unaudited)

Prime Obligation Fund
ASSETS:
Investments, at value (Cost $910,975)	$910,975
Repurchase agreement, at value (Cost $145,673)	145,673
Cash	1
Accrued income	472
Receivable for capital shares sold	2
Prepaid expenses	44
Total Assets	1,057,167
LIABILITIES:
Payable due to administrator	184
Payable due to investment adviser	42
Payable for income distribution	1
Chief Compliance Officer fees payable	5
Accrued expenses	129
Total Liabilities	361
Net Assets	1,056,806
NET ASSETS CONSIST OF:
Paid-in Capital	$1,056,818
Distributions in excess of net investment income	(13)
Accumulated net realized gain on investments	1
Net Assets	1,056,806
Net Asset Value, Offering and Redemption Price Per Share — Class A
($1,056,806,110 ÷ 1,056,819,466 shares)	$1.00

The accompanying notes are an integral part of the financial statements.

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2009	5

Statement of Operations ($ Thousands)

For the six month period ended December 31, 2009 (Unaudited)

Prime Obligation Fund
Investment Income:
Interest Income	$1,870
Expenses:
Administration Fees	2,442
Shareholder Servicing Fees — Class A	1,454
Investment Advisory Fees	255
Trustees’ Fees	13
Chief Compliance Officer Fees	4
Treasury Expense	155
Printing Fees	96
Professional Fees	64
Custodian/Wire Agent Fees	29
Registration Fees	22
Insurance Expense	9
Other Expenses	10
Total Expenses	4,553
Less, Waiver of:
Administration Fees	(1,295)
Shareholder Servicing Fees — Class A	(1,454)
Net Expenses	1,804
Net Investment Income	66
Net Realized Gain on Investments	1
Net Increase in Net Assets Resulting from Operations	$67

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended December 31, 2009 (Unaudited) and the year ended June 30, 2009

		Prime Obligation Fund
	07/01/09 to 12/31/09	07/01/08 to 06/30/09
Operations:
Net Investment Income	$66	$15,272
Net Realized Gain (Loss) on Investments	1	(32,778)
Payment by Affiliate*	—	35,912
Net Change in Unrealized Appreciation on Investments and Affiliated Investment	—	1,919
Net Increase in Net Assets Resulting from Operations	67	20,325
Dividends From:
Net Investment Income:
Class A	(74)	(14,645)
Total Dividends	(74)	(14,645)
Capital Share Transactions (all at $1.00 per share):
Class A:
Proceeds from Shares Issued	2,264,517	6,674,906
Reinvestment of Dividends	64	12,787
Cost of Shares Redeemed	(2,501,366)	(6,579,317)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(236,785)	108,376
Net Increase (Decrease) in Net Assets	(236,792)	114,056
Net Assets:
Beginning of Period	$1,293,598	$1,179,542
End of Period	$1,056,806	$1,293,598
Distributions in excess of Net Investment Income	$(13)	$(5)
*	See Note 3 in Notes to Financial Statements

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2009

Financial Highlights

For the six month period ended December 31, 2009 (Unaudited) and the years ended December 31,

For a share outstanding throughout each year

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Investment Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Prime Obligation Fund
Class A:
2009*	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%		$1,056,806	0.31	%**	0.78%	0.01%
2009	1.00	0.01	(0.03)	0.03	0.01	(0.01)	(0.01)	1.00	1.12	††	1,293,598	0.48	***	0.79	1.10
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	3.96		1,179,542	0.44		0.75	3.76
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	5.05		805,530	0.44		0.76	4.94
2006	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	3.88		855,597	0.44		0.76	3.82
2005	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.81		698,956	0.44		0.77	1.77

*	For the six month period ended December 31, 2009. All ratios have been annualized.
**	The expense ratio includes the Treasury Guarantee Program expense. The Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets. Had these waivers and the Treasury Guarantee Program expense been excluded, the ratio would have been at the expense ratio cap figure of 0.44%. See Note 3 of Notes to Financial Statements.
***	The expense ratio includes the Treasury Guarantee Program expense. Had this expense been excluded, the ratio would have been 0.44%.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been (1.61)%. See Note 3 to Notes to Financial Statements.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2009	7

Notes to Financial Statements

December 31, 2009

1. ORGANIZATION

SEI Liquid Asset Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with one fund: the Prime Obligation Fund (the “Fund”). The Trust is registered to offer Class A shares of the Fund. A description of the Fund’s investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

Financial Accounting Standards Board (“FASB”) has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB’s Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of December 31, 2009.

The following is a summary of significant accounting policies followed by the Trust.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of December 31, 2009, all of the Fund’s investments are Level 2 in accordance with ASC 820.

For the period ended December 31, 2009, there have been no significant changes to the Trust’s fair value methodologies.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At December 31, 2009, the total value of illiquid securities was $22,000 ($ Thousands).

8	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2009

Restricted Securities — Throughout the year, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Fund had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees. At December 31, 2009, the Fund did not own any restricted securities.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank until the repurchase date of the repurchase agreement. The Fund also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Expenses — Expenses that are directly related to the Fund are charged directly to the Fund.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Fund are distributed to the shareholders of the Fund annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”) provides administrative services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of the Fund.

The Administrator has contractually agreed to waive fees and to reimburse expenses, through December 31, 2009, in order to keep total operating expenses, net of SEI Investments Management Corpo -

ration (“SIMC”) and SEI Investments Distribution Co.’s (the “Distributor”) fee waivers, from exceeding .44% of the average daily net assets of the Fund. The expense cap excludes the Treasury Guarantee Program expense and acquired fund fees. The Distributor is a wholly-owned and operated subsidiary of SEI Investments Company and a registered broker-dealer.

The Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Funds’ average daily net assets. For the six month period ended December 31, 2009, the amount of this waiver totaled $907,726.

The Trust’s Board of Trustees approved the participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program insured shares held by money market fund investors as of the close of business on September 19, 2008 against loss in the event that a money market fund liquidates its holdings and shareholders receive less than $1.00 per share.

The Program is designed to address temporary dislocations in the credit markets. The Program expired on September 18, 2009. Participation in the Program required a payment to the U.S. Department of the Treasury ranging from 0.015% to 0.023% of the net asset value of the Fund as of September 18, 2008. These expenses were borne by the Fund and were amortized over the guarantee period for accounting purposes, without regard to any expense limitation currently in effect.

Distribution Agreement — The Distributor acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the “Class A Plan”) pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator, the Distributor or SIMC. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or SIMC.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisor, sub-advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2009	9

Notes to Financial Statements (Unaudited) (Continued)

December 31, 2009

U.S. Bank, N.A. which is a Trust shareholder, acts as custodian and wire agent for the Trust.

Payments by Affiliate — For the year ended June 30, 2009, an affiliate of SIMC purchased from the Fund all of the notes issued by Axon Financial Funding, LLC (“Axon”), Gryphon Funding Limited (“Gryphon”), Issuer Entity, LLC (“Issuer”), Stanfield Victoria Finance, LLC (“Stanfield”), and Wickersham Issuer Entity, LLC (“Wickersham”) that were held by the Fund. This transaction was effected pursuant to Rule 17a-9 under the Investment Company Act of 1940 (the “Act”), which permits an affiliate to purchase a security from a money market fund if that security is no longer an Eligible Security pursuant to Rule 2a-7 under the Act. Axon, Gryphon, Issuer, Stanfield and Wickersham were not Eligible Securities at the time of the transaction. The transaction is deemed as “Payment by Affiliate” on the Statement of Changes in Net Assets, in the amount of $35,912 ($ Thousands).

4. INVESTMENT ADVISORY AGREEMENT

SIMC serves as the Trust’s investment adviser and “manager of managers” under an investment advisory agreement. For its services, SIMC receives an annual fee equal to .075% of the Trust’s average daily net assets up to $500 million and .02% of such net assets in excess of $500 million.

Columbia Management Advisors, LLC (“Columbia”), serves as the Fund’s investment sub-adviser under an investment sub-advisory agreement. Columbia is paid by SIMC. SIMC compensates Columbia out of the fee it receives from the Fund.

5. FEDERAL INCOME TAXES

It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from U.S. generally accepted accounting principles. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2009 and June 30, 2008 were as follows ($ Thousands):

Ordinary Income
2009	$14,645
2008	$40,418

As of June 30, 2009, the components of accumulated losses on a tax basis were as follows ($ Thousands):

Undistributed Ordinary Income	$128
Capital Loss Carryforwards	(2)
Partnership Adjustment	—
Post-October Losses	—
Unrealized Depreciation	—
Other Temporary Differences	(131)

Total Accumulated Losses	$(5)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains were as follows ($ Thousands):

Expiring in 2013	$—
Expiring in 2014	—
Expiring in 2015	1
Expiring in 2016	1
Expiring in 2017	—

Total Capital Loss Carryforwards	$2

During the year ended June 30, 2009, the Fund utilized $46,089 of capital loss carryforward to offset capital gains.

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

Management has analyzed the Fund’s tax positions taken on the federal tax returns for all open tax years and has concluded that as of December 31, 2009 no provision for income tax is required in the Fund’s financial statements.

All uncertain tax positions, except for the accretion of market discount associated with the structured investment vehicles subject to the capital support agreement in respect of the year ended June 30, 2009, meet the more likely than not criteria established in FIN 48. SEI Investment Company (“SEI”), which is the parent company of SIMC, has agreed to indemnify the Fund if the Internal Revenue Service (“IRS”) were to disagree with a position taken on the tax return for the year ended June 30, 2009. Accordingly, no provision for taxes is required. The Fund’s federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations.

6. CAPITAL SUPPORT AGREEMENT

On December 3, 2007, the Fund entered into a Capital Support Agreement, as amended, with SEI Investments Company (“SEI”), which is the parent company of SIMC. The Capital Support Agreement required SEI to commit capital to the Fund, subject to a specified maximum contribution amount, if the Fund realized payments or sales proceeds from specified securities (“Eligible Notes”) held by the Fund

10	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2009

which are less than the amortized cost of such securities and such loss caused the Fund’s mark-to-market net asset value to drop below $0.9950. On November 20, 2008, the Capital Support Agreement was amended to increase the maximum contribution amount to $30.0 million. On November 28, 2008, the Capital Support Agreement was amended and restated. Under the Amended and Restated Capital Support Agreement the maximum contribution amount remained at $30.0 million. Upon the sale or other ultimate disposition of an Eligible Note, the amount of required capital commitment was the least of the following amounts: (i) the amount, if any, by which the amortized cost of the Eligible Note exceeded the amount realized from the sale or other disposition of the security; (ii) the amount, if any, necessary to restore the net asset value per share of the Fund to 0.9950, or (iii) the maximum contribution amount, taking into account all prior contributions. SEI’s obligations under the Agreement may have been supported by either a Letter of Credit issued by a bank having a First Tier credit rating or cash held in a segregated account. The Fund could have drawn on the Letter of Credit or withdrew from the segregated account in the event that SEI failed to make a cash contribution when due under the Agreement.

The Fund was to sell the Eligible Notes (i) promptly following any change in the Letter of Credit provider’s short term credit ratings such that the Letter of Credit provider’s obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Agreement (November 6, 2009); provided that the Fund was not required to complete any such sale if the amount the Fund expects to receive would not result in the payment of a Capital Contribution, or, with respect to an event described in (i) above, if the Affiliate substituted an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and, during such 15 day period, the Letter of

Credit provider’s obligations continued to qualify as Second Tier Securities under paragraph (a)(22) of Rule 2a-7.

The Capital Support Agreement with the Fund terminated on June 25, 2009.

7. RESTRUCTURING FUND

At a meeting held on June 29, 2007, the Board approved the liquidation of the Trust in connection with a limited restructuring of some SEI Funds, in which case it was planned that nearly all of the Prime Obligation Fund’s shareholders would become shareholders of a Prime Obligation Fund that is being established within another trust in the SEI Funds Complex. However, in light of recent volatility in the money markets, the liquidation has been postponed. The adviser and the Board will continue to monitor the situation to determine when and if the restructuring and the related liquidation of the Trust should proceed. Unless and until such liquidation occurs, the Fund will continue to operate normally.

Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. Liquidation basis of accounting requires the Fund to record assets and liabilities at values expected to be achieved in liquidation. A change to the liquidation basis of accounting would not have a material effect on the Fund’s carrying value of assets and liabilities nor its operations.

8. SUBSEQUENT EVENTS

The Company has evaluated the need for disclosures and/or adjustments resulting from subsequent events through March 1, 2010, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2009	11

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Annualized Expense Ratios	Expenses Paid During Period*
Prime Obligation Fund — Class A
Actual Fund Return	$1,000.00	1,000.10	0.31	1.56
Hypothetical 5% Return	1,000.00	1,023.64	0.31	1.58

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

12	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2009

SEI LIQUID ASSET TRUST SEMI-ANNUAL REPORT DECEMBER 31, 2009

Robert A. Nesher, Chairman

Trustees

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Stephen F. Panner

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-103 (12/09)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable for semi-annual report.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Liquid Asset Trust

By (Signature and Title)	Robert A Nesher
Robert A. Nesher President & CEO

Date: March 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	Robert A Nesher
Robert A. Nesher President & CEO

Date: March 8, 2010

By (Signature and Title)	Stephen F Panner
Stephen F. Panner Controller & CFO

Date: March 8, 2010